FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 85.1% (a)
COMMERCIAL SERVICES SECTOR - 12.9%
	Advertising/Marketing Services - 3.2%
1,430,000	Interpublic Group of Cos. Inc.	$32,303,700
	Miscellaneous Commercial Services - 5.2%
1,375,000	Genpact Ltd.	52,373,750
	Personnel Services - 4.5%
315,000	ManpowerGroup Inc.	30,429,000
250,000	Robert Half International Inc.	14,252,500
		44,681,500
CONSUMER SERVICES SECTOR - 5.6%
	Cable/Satellite TV - 1.1%
9,000	Cable One Inc.	10,538,910
	Other Consumer Services - 4.5%
65,000	Graham Holdings Co.	44,851,950
DISTRIBUTION SERVICES SECTOR - 6.8%
	Electronics Distributors - 3.2%
188,000	Arrow Electronics Inc. *	13,398,760
270,000	ePlus Inc. *	18,613,800
		32,012,560
	Wholesale Distributors - 3.6%
500,000	HD Supply Holdings Inc. *	20,140,000
210,000	MSC Industrial Direct Co. Inc.	15,594,600
		35,734,600
ELECTRONIC TECHNOLOGY SECTOR - 2.5%
	Telecommunications Equipment - 2.5%
310,000	ViaSat Inc. *	25,054,200
FINANCE SECTOR - 23.3%
	Finance/Rental/Leasing - 6.5%
385,000	FirstCash Inc.	38,507,700
446,000	Ryder System Inc.	26,001,800
		64,509,500
	Property/Casualty Insurance - 9.4%
275,000	Argo Group International Holdings Ltd.	20,363,750
565,500	W.R. Berkley Corp.	37,283,415
36,000	White Mountains Insurance Group Ltd.	36,772,560
		94,419,725
	Real Estate Development - 5.3%
217,000	The Howard Hughes Corp. *	26,873,280
1,250,000	Kennedy-Wilson Holdings Inc.	25,712,500
		52,585,780
	Regional Banks - 2.1%
450,000	Zions Bancorporation	20,691,000

HEALTH TECHNOLOGY SECTOR - 1.1%
Pharmaceuticals: Major - 1.1%
340,000	Phibro Animal Health Corp.	10,801,800
PROCESS INDUSTRIES SECTOR - 7.1%
	Containers/Packaging - 5.6%
488,000	Avery Dennison Corp.	56,451,840
	Industrial Specialties - 1.5%
288,000	Donaldson Co. Inc.	14,647,680
PRODUCER MANUFACTURING SECTOR - 22.6%
	Auto Parts: OEM - 2.0%
152,000	WABCO Holdings Inc. *	20,155,200
	Building Products - 3.3%
200,000	Armstrong World Industries Inc.	19,440,000
85,000	Watsco Inc.	13,900,050
		33,340,050
	Industrial Machinery - 5.5%
228,000	EnPro Industries Inc.	14,555,520
355,000	Woodward Inc.	40,171,800
		54,727,320
	Metal Fabrication - 1.7%
136,000	Valmont Industries Inc.	17,246,160
	Miscellaneous Manufacturing - 8.1%
365,000	Carlisle Cos. Inc.	51,249,650
950,000	TriMas Corp. *	29,421,500
		80,671,150
	Trucks/Construction/Farm Machinery - 2.0%
970,000	Trinity Industries Inc.	20,127,500
RETAIL TRADE SECTOR - 2.1%
	Specialty Stores - 2.1%
440,000	Penske Automotive Group Inc.	20,812,000
TECHNOLOGY SERVICES SECTOR - 1.1%
	Internet Software/Services - 1.1%
560,000	Cars.com Inc. *	11,043,200
	Total common stocks (cost $597,153,473)	849,781,075

Principal Amount
SHORT-TERM INVESTMENTS - 14.9% (a)
	Bank Deposit Account - 7.4%
$ 73,877,997	U.S. Bank N.A., 2.30% ^	73,877,997
	Total bank deposit account (cost $73,877,997)	73,877,997
	U.S. Treasury Securities - 7.5%
25,000,000	U.S. Treasury Bills, 1.872%, due 07/25/19 ^	24,967,500
25,000,000	U.S. Treasury Bills, 2.047%, due 08/15/19 ^	24,934,609
25,000,000	U.S. Treasury Bills, 2.052%, due 09/19/19 ^	24,884,574
	Total U.S. treasury securities (cost $74,770,875)	74,786,683
	Total short-term investments (cost $148,648,872)	148,664,680
	Total investments - 100.0% (cost $745,802,345)	998,445,755

	Other assets, less liabilities - 0.0% (a)	257,056
	TOTAL NET ASSETS - 100.0%	$998,702,811

*	Non-income producing security.
^	The rate shown is as of June 30, 2019.
(a)	Percentages for the various classifications relate to total net assets.

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$ 849,781,075
Level 1 – Short-Term Bank Deposit Account	73,877,997
Total Level 1	923,659,072
Level 2 – Short-Term U.S. Treasury Securities	74,786,683
Level 3 -	---
Total Assets	998,445,755
Total	$ 998,445,755

See the Schedule of Investments for investments detailed by industry classifications.